APF II RESI O4B-24A, LLC Form ABS 15-G

EXHIBIT 99.5 - SCHEDULE 3

Client Name:	RMS
Client Project Name:	HOMES 2024-NQM2
Deal Loan Count:	5

Loan Level Tape Compare Upload

Loans in Report:	5

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group
20674	XXXXXXX	Representative Credit Score for Grading	697	766	Complete	XXXXXXX
20677	XXXXXXX	Documentation Type	No Doc	DSCR	Complete	XXXXXXX
20676	XXXXXXX	Combined LTV	56.50	56.52	Complete	XXXXXXX
20676	XXXXXXX	Loan Purpose	XXXXXXX	XXXXXXX	Complete	XXXXXXX
20676	XXXXXXX	Original LTV	56.50	56.52	Complete	XXXXXXX
20676	XXXXXXX	Property Street Address	XXXXXXX	XXXXXXX	Complete	XXXXXXX
20673	XXXXXXX	Documentation Type	No Doc	DSCR	Complete	XXXXXXX
20675	XXXXXXX	Combined LTV	62.90	62.97	Complete	XXXXXXX
20675	XXXXXXX	Documentation Type	No Doc	DSCR	Complete	XXXXXXX
20675	XXXXXXX	Original LTV	62.90	62.97	Complete	XXXXXXX

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